TRADE AND NOTES PAYABLES	12 Months Ended
Dec. 31, 2017
TRADE AND NOTES PAYABLES
TRADE AND NOTES PAYABLES

23.   TRADE AND NOTES PAYABLES

	December 31,	December 31,
	2016	2017

Trade payables	6,739,761	7,751,911
Notes payable	4,603,109	4,570,059

	11,342,870	12,321,970

As at December 31, 2017, except for trade and notes payables of the Group amounting to RMB56 million which were denominated in USD (December 31, 2016: RMB22 million in USD), all trade and notes payables were denominated in RMB (December 31, 2016: all denominated in RMB).

The ageing analysis of trade and notes payables is as follows:

	December 31,	December 31,
	2016	2017

Within 1 year	10,777,171	11,710,641
Between 1 and 2 years	276,351	199,121
Between 2 and 3 years	107,137	201,919
Over 3 years	182,211	210,289

	11,342,870	12,321,970

The trade and notes payables are non-interest-bearing and are normally settled within one year.